Fair Value, Components of fair value and other relevant information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value of Servicing Rights	$ 6,082
Total Fair Value Adjustment	6,082
Rate Lock Commitments
Notional/Principal Amount	38,578
Fair Value of Servicing Rights	276
Interest Rate Movement Effect	(278)
Total Fair Value Adjustment	(2)
Forward Sale Commitments
Notional/Principal Amount	330,827
Interest Rate Movement Effect	278
Total Fair Value Adjustment	278
Loans held-for-sale, net
Notional/Principal Amount	292,249
Fair Value of Servicing Rights	5,806
Total Fair Value Adjustment	$ 5,806